STOCKHOLDERS’ EQUITY (Details) - Schedule of warrants outstanding and exercisable - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants Outstanding, Number Outstanding	58,304,105	37,304,105
Warrants Outstanding, Weighted Average Remaining Contractual life in years	3 years 4 months 2 days	4 years 25 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.11	$ 0.12
Warrants Exercisable, Number Exercisable	51,741,605	37,304,105
Warrants Exercisable ,Weighted Average Exercise Price	$ 0.11	$ 0.12
Warrants Exercisable, Weighted Average Remaining Contractual life in years	3 years 5 months 1 day	4 years 25 days
Exercise Price 0.05 [Member]
Warrants Outstanding, Exercise Price	$ 0.05	$ 0.05
Warrants Outstanding, Number Outstanding	10,823,813	10,823,813
Warrants Outstanding, Weighted Average Remaining Contractual life in years	3 years 10 days	3 years 9 months 10 days
Warrants Exercisable, Number Exercisable	10,823,813	10,823,813
Warrants Exercisable, Weighted Average Remaining Contractual life in years	3 years 10 days	3 years 9 months 10 days
Exercise Price 0.15 [Member]
Warrants Outstanding, Exercise Price	$ 0.15	$ 0.15
Warrants Outstanding, Number Outstanding	30,053,625	24,053,625
Warrants Outstanding, Weighted Average Remaining Contractual life in years	3 years 8 months 23 days	4 years 2 months 4 days
Warrants Exercisable, Number Exercisable	30,053,625	24,053,625
Warrants Exercisable, Weighted Average Remaining Contractual life in years	3 years 8 months 23 days	4 years 2 months 4 days
Exercise Price 0.1875 [Member]
Warrants Outstanding, Exercise Price	$ 0.1875	$ 0.1875
Warrants Outstanding, Number Outstanding	2,426,667	2,426,667
Warrants Outstanding, Weighted Average Remaining Contractual life in years	3 years 5 months 15 days	4 years 2 months 15 days
Warrants Exercisable, Number Exercisable	2,426,667	2,426,667
Warrants Exercisable, Weighted Average Remaining Contractual life in years	3 years 5 months 15 days	4 years 2 months 15 days